Financial and other non-current assets - Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plans	$ 180	$ 163
Prepaid post-employment benefit plans	6	6
Investments in associated companies	293	10
Other non-current assets	115	119
Total other non-current assets	$ 594	$ 298